Segment and Geographic Information 3 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Revenues From External Customers and Long Lived Assets [Line Items]
Net Sales	$ 2,375,445	$ 2,212,849	$ 1,893,208
Long-Lived Assets, Foreign countries	251,023	235,546
United States [Member]
Revenues From External Customers and Long Lived Assets [Line Items]
Net Sales	2,009,317	1,891,700	1,644,237
Long-Lived Assets, Foreign countries	198,076	191,947
Canada [Member]
Revenues From External Customers and Long Lived Assets [Line Items]
Net Sales	292,913	260,015	199,772
Long-Lived Assets, Foreign countries	42,624	29,893
Mexico [Member]
Revenues From External Customers and Long Lived Assets [Line Items]
Net Sales	73,215	61,134	49,199
Long-Lived Assets, Foreign countries	$ 10,323	$ 13,706